Schedule of Investments (unaudited) April 30, 2021	iShares® Cybersecurity and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 3.1%
Absolute Software Corp.	125,847	$1,883,306
BlackBerry Ltd.(a)	1,407,996	12,440,999

		14,324,305

Israel — 6.8%
Check Point Software Technologies Ltd.(a)(b)	131,787	15,394,039
CyberArk Software Ltd.(a)	98,188	13,795,414
Radware Ltd.(a)	109,546	3,035,520

		32,224,973

Japan — 4.1%
Change Inc.(a)	76,900	2,370,916
Digital Arts Inc.	30,300	2,461,589
GMO GlobalSign Holdings KK	12,400	671,589
Trend Micro Inc.	292,800	13,929,463

		19,433,557
Malaysia — 0.5%
My EG Services Bhd	5,336,000	2,540,084

South Korea — 0.2%
Ahnlab Inc.	16,338	967,928

Taiwan — 2.6%
Accton Technology Corp.	1,069,000	12,169,907

United Kingdom — 1.3%
Micro Focus International PLC	857,472	6,149,765

United States — 81.2%
A10 Networks Inc.(a)	169,592	1,472,059
Akamai Technologies Inc.(a)	165,605	18,001,264
Alarm.com Holdings Inc.(a)(b)	113,448	10,183,092
Booz Allen Hamilton Holding Corp.	195,313	16,201,213
CACI International Inc., Class A(a)(b)	63,806	16,261,597
Calix Inc.(a)	135,488	5,729,788
Citrix Systems Inc.	131,116	16,238,717
Crowdstrike Holdings Inc., Class A(a)	101,245	21,110,595
DocuSign Inc.(a)	71,076	15,845,683
Everbridge Inc.(a)	87,207	11,573,241
FireEye Inc.(a)	561,208	11,154,009
Fortinet Inc.(a)	133,168	27,196,901
Juniper Networks Inc.	783,522	19,893,624
ManTech International Corp./VA, Class A	69,136	5,900,758
McAfee Corp., Class A	173,536	4,213,454

Security	Shares	Value

United States (continued)
Mimecast Ltd.(a)	149,367	$6,485,515
Okta Inc.(a)(b)	70,349	18,973,125
Palo Alto Networks Inc.(a)	55,680	19,676,755
Perspecta Inc.	351,480	10,287,820
Ping Identity Holding Corp.(a)	93,973	2,281,664
Proofpoint Inc.(a)	144,768	24,916,021
Qualys Inc.(a)	84,927	8,608,201
Rapid7 Inc.(a)(b)	125,976	10,235,550
SailPoint Technologies Holdings Inc.(a)	222,488	10,864,089
Science Applications International Corp.	133,696	11,955,096
Tenable Holdings Inc.(a)	172,023	6,450,002
Varonis Systems Inc.(a)	238,032	12,603,794
VMware Inc., Class A(a)(b)	122,264	19,663,719
Zix Corp.(a)	143,251	1,129,534
Zscaler Inc.(a)	93,782	17,597,254

		382,704,134

Total Common Stocks — 99.8% (Cost: $428,021,182)		470,514,653

Short-Term Investments

Money Market Funds — 13.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	62,434,594	62,465,811
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	640,000	640,000

		63,105,811

Total Short-Term Investments — 13.4% (Cost: $63,109,328)		63,105,811

Total Investments in Securities — 113.2% (Cost: $491,130,510)		533,620,464

Other Assets, Less Liabilities — (13.2)%		(62,398,567)

Net Assets — 100.0%		$471,221,897

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Cybersecurity and Tech ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$7,762,535	$54,717,237	(a)	$—	$(10,280)	$(3,681)	$62,465,811	62,434,594	$48,658	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	390,000	(a)	—	—	—	640,000	640,000	505		—

					$(10,280)	$(3,681)	$63,105,811		$49,163		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Technology E-Mini Index	4	06/18/21	$562	$27,952

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$470,514,653	$—	$—	$470,514,653
Money Market Funds	63,105,811	—	—	63,105,811

	$533,620,464	$—	$—	$533,620,464

Derivative financial instruments(a)
Assets
Futures Contracts	$27,952	$—	$—	$27,952

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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